Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ in Thousands		1 Months Ended				3 Months Ended
	Mar. 07, 2021	Apr. 30, 2021	Feb. 28, 2021	Feb. 25, 2021	Feb. 18, 2021	Mar. 22, 2021
Subsequent Events (Details) [Line Items]
Share conversion (in Shares)						3,090,900
Warrant exercised American depositary share (in Shares)						3,090,900
Total consideration						$ 3,700
Contingent consideration payment			$ 400	$ 475
Payment deduction				$ 35
Final payments		$ 75
Conversion of shares, description					the Company closed a registered direct equity offering. The offering included the issuance of 4,615,000 ADSs at a purchase price of $2.00 per ADS, and 260,000 pre-funded warrants. The pre-funded warrants were sold at a price of $2.00 each, including the pre-funded warrant exercise price of $0.001 per full ADS.
Gross proceeds					$ 9,750
Options grant description	the Company’s board of directors approved an aggregate grant of 12,850,183 options to purchase 12,850,183 ordinary shares, to employees and consultants. The exercise prices of the options granted range from NIS 0 to NIS 0.157 per share (approximately $0.05), their vesting schedules range between immediate vesting to 3 years, and they will expire 3-10 years from the grant date.